Financial assets - Narrative (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Debt Instruments
Exposure in impaired assets purchased with impairment	€ 1,242,895		€ 1,166,249
Impairment loss (reversal)	4,763	€ 3,804
Financial assets at amortised cost
Debt Instruments
Exposure in impaired assets purchased with impairment	1,153,006		1,060,642
Previously written-off assets recovered	662	599
Loss due to contract renegotiation and modification	169
Impairment loss (reversal)	4,762	€ 3,785
Financial instruments purchased credit impaired
Debt Instruments
Exposure in impaired assets purchased with impairment	358		€ 420
Financial instruments purchased credit impaired | Business combinations carried out
Debt Instruments
Exposure in impaired assets purchased with impairment	€ 303